CONSOLIDATED STATEMENTS OF OPERATIONS (USD $)	3 Months Ended
	Mar. 31, 2015	Mar. 31, 2014
OTHER INCOME (LOSS)
Interest	$ 2	$ 116
Foreign currency gain (loss)	16,600	(5,748)
Net OTHER INCOME (LOSS)	16,602	(5,632)
EXPENSES
Corporate general and administrative	736,192	600,581
Exploration	58,172	267,469
Legal and accounting	91,739	142,227
Venezuelan operations	28,615	28,621
Arbitration (Note 3)	435,609	9,668
Equipment holding costs	198,239	217,154
Interest expense	2,180,367	1,542,261
Total EXPENSES	3,728,933	2,807,981
Net loss for the period	$ (3,712,331)	$ (2,813,613)
Net loss per share, basic and diluted	$ (0.05)	$ (0.04)
Weighted average common shares outstanding	76,077,647	76,038,480